SHARE BASED PAYMENTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised during the period	$ 0	$ 0	$ 0
Share-based compensation expense	186	$ 161	$ 45
Unrecognized compensation cost	$ 251
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 months 24 days
Number of options granted	0		0
2012 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				6,000,000
Expiration term				5 years